UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2010
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.5%):
General Electric Capital Corp., 0.04% (a), 4/1/10	$612	$612

Total Commercial Paper (Amortized Cost $612)		612

Common Stocks (98.6%):
Aerospace/Defense (3.2%):
Lockheed Martin Corp.	8,200	682
Raytheon Co.	10,600	606
		1,288
Airlines (1.5%):
Southwest Airlines Co.	46,100	609

Automotive (0.9%):
Ford Motor Co. (b)	27,500	346

Banks (5.4%):
Bank of America Corp.	85,400	1,524
Northern Trust Corp.	11,390	630
		2,154
Biotechnology (1.1%):
Amgen, Inc. (b)	7,335	438

Brokerage Services (2.5%):
Charles Schwab Corp.	53,790	1,005

Commercial Services (1.2%):
Paychex, Inc.	15,700	482

Computers & Peripherals (1.8%):
EMC Corp. (b)	40,200	725

Electronics (2.5%):
General Electric Co.	54,985	1,001

Environmental Control (1.2%):
Waste Management, Inc.	13,500	465

Financial Services (2.7%):
MasterCard, Inc., Class A	2,500	635
Western Union Co.	25,932	440
		1,075
Food Distributors, Supermarkets & Wholesalers (2.2%):
The Kroger Co.	41,023	888

Food Processing & Packaging (5.2%):
H.J. Heinz Co.	5,600	255
Kellogg Co.	9,300	497
Kraft Foods, Inc., Class A	8,900	269
Mead Johnson Nutrition Co., Class A	8,066	420
Nestle SA, Sponsored ADR	12,787	655
		2,096
Health Care (0.8%):
Alcon, Inc.	1,922	310

Home Builders (0.8%):
Toll Brothers, Inc. (b)	14,754	307

Insurance (1.7%):
The Chubb Corp.	7,600	394
The Travelers Cos., Inc.	5,052	273
		667

See notes to schedules of investments.

Security Description	Shares	Value
Internet Business Services (3.3%):
Google, Inc., Class A (b)	1,900	$1,077
McAfee, Inc. (b)	6,300	253
		1,330
Internet Service Provider (1.4%):
Yahoo!, Inc. (b)	33,048	546

Investment Companies (1.5%):
Invesco Ltd.	28,150	617

Manufacturing-Diversified (1.7%):
Ingersoll-Rand PLC	10,265	358
Tyco International Ltd.	8,340	319
		677
Media (0.4%):
News Corp., Class A	10,034	145

Mining (1.2%):
Barrick Gold Corp.	5,273	202
Newmont Mining Corp.	5,900	301
		503
Office Equipment & Supplies (1.3%):
Staples, Inc.	22,400	524

Oil & Gas Exploration-Production & Services (2.3%):
Anadarko Petroleum Corp.	7,287	531
ENSCO International PLC, Sponsored ADR	8,700	389
		920
Oil Companies-Integrated (4.1%):
Exxon Mobil Corp.	20,100	1,346
Hess Corp.	4,639	290
		1,636
Oilfield Services & Equipment (6.9%):
Halliburton Co.	33,422	1,007
Schlumberger Ltd.	17,467	1,109
Weatherford International Ltd. (b)	41,200	653
		2,769
Pharmaceuticals (10.1%):
Johnson & Johnson	16,800	1,095
Merck & Co., Inc.	22,200	829
Pfizer, Inc.	75,100	1,288
Teva Pharmaceutical Industries Ltd., Sponsored ADR	13,500	852
		4,064
Radio & Television (0.5%):
Time Warner Cable, Inc., Class A	3,606	192

Retail (1.9%):
Target Corp.	14,226	748

Retail-Drug Stores (0.8%):
CVS Caremark Corp.	8,282	303

Retail-Specialty Stores (3.6%):
Lowe’s Cos., Inc.	58,853	1,427

Semiconductors (5.1%):
Altera Corp.	8,418	205
Applied Materials, Inc.	63,047	850
Intel Corp.	14,983	333

See notes to schedules of investments.

Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	63,578	$667
		2,055
Software & Computer Services (5.0%):
Microsoft Corp.	48,300	1,414
Oracle Corp.	23,211	596
		2,010
Steel (1.9%):
Nucor Corp.	16,937	769

Telecommunications (0.8%):
Qwest Communications International, Inc.	59,700	312

Telecommunications-Services & Equipment (2.5%):
QUALCOMM, Inc.	24,100	1,012

Transportation Services (4.6%):
Expeditors International of Washington, Inc.	10,300	380
United Parcel Service, Inc., Class B	22,531	1,451
		1,831
Utilities-Telecommunications (3.0%):
Verizon Communications, Inc.	39,000	1,210

Total Common Stocks (Cost $33,220)		39,456

Total Investments (Cost $33,832) — 100.1%		40,068

Liabilities in excess of other assets — (0.1)%		(30)

NET ASSETS — 100.0%		$40,038

(a)	Rate represents the effective yield at purchase.
(b)	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See notes to schedules of investments.

Notes to Schedule of Portfolio Investments

March 31, 2010 (unaudited)

1. Federal Tax Information:

At March 31, 2010, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation was as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	34,345	6,423	(700)	5,723

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.  The Trust currently offers shares of one fund: the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, while the breakdown, by category, of common stocks is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Diversified Stock Fund
Commercial Paper	$—	$612	$612
Common Stocks	39,456	—	$39,456
Total	39,456	612	40,068

The Trust recognizes significant transfers between Level 1 and Level 2 at the reporting period end. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010 from the valuation input levels used on December 31, 2009.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Derivative Instruments:

The Fund may be subject to equity price risk in the normal course of pursuing investment objectives. The Fund may invest in futures contracts to hedge against changes in the value of equities. The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. For the period ended March 31, 2010, the Fund did not hold any futures contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.  As of March, 31, 2010, the Fund had no outstanding when-issued purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc., the Fund’s investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended March 31, 2010, KeyBank received $56 (amount in thousands) in total from the Trust, The Victory Portfolios and/or The Victory Institutional Funds (collectively the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

During the period ended March 31, 2010, the Fund had no outstanding securities on loan.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund.  The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	May 17, 2010

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	May 17, 2010

* Print the name and title of each signing officer under his or her signature.